CONVERTIBLE NOTES PAYABLE (Table)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Note

At December 31, 2017 and 2016, the Convertible Note consisted of the following:

	December 31, 2017	December 31, 2016
Principal amount	$100,000	$-
Less: unamortized debt discount	(7,083)	-
Convertible note payable, net	$92,917	$-